Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Share-Based Compensation [Abstract]
Share-based compensation
18.	Share-based compensation
As of December 31, 2010, the Company had one share-based compensation plan, which is described below.

On August 18, 2006, the shareholders of the Company approved the 2006 Stock Incentive Plan (the “Plan”), which permits the grant of share options and shares to its eligible recipients for up to 8,656,000 ordinary shares plus a number of ordinary shares equal to 10% of any additional share capital of the Company issued following the effective date of the Plan. The Group believes that such awards better align the interests of its employees with those of its shareholders.

a)	Options

During the year ended December 31, 2010, the Company granted 1,650,000 ordinary share options to certain of its employees. The exercise price of these options is $4.88 per option.

The batch of options granted in year 2010 was granted with the exercise price equal to the market price of the equity stock at the date of grant and has 10-year contractual terms. The Company has various vesting schedules but generally in the range of 2 to 4 years.

The Company adopted the fair value recognition provision of ASC 718 on January 1, 2006. ASC 718 requires that compensation cost relating to share-based payment transactions be recognized in the Group’s statement of operations over the service period (generally the vesting period). That cost is measured based upon the fair value of the option issued as calculated under the Black Scholes option pricing model. The Group’s share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as an expense in correlation with the vesting percentages.

The Group recognized a pre-tax charge of RMB 93,432, RMB 79,030 and RMB 28,559 (included in selling, general, and administrative expenses and manufacturing overhead, of which RMB 4,694, RMB 88 and RMB 249 was capitalized in the cost of inventory as of December 31, 2008, 2009 and 2010, respectively), for the year ended December 31, 2008, 2009 and 2010 associated with the expensing of stock options, respectively.

The weighted-average grant-date fair value of options granted during the year ended December 31, 2008, 2009 and 2010 were US$5.149, US$3.11 and US$4.88, respectively. The compensation that has been charged for the plan, net of the amounts reversed for options forfeited in excess of amounts estimated at the grant date, was RMB 88,738, RMB 79,067 and RMB 28,310 for the year ended December 31, 2008, 2009 and 2010, respectively. The amounts reversed associated with options forfeited were 59,586, 49,634 and 1,737 for the year ended December 31, 2008, 2009 and 2010, respectively. The total income tax benefit recognized in the income statement for share-based compensation arrangements was nil for the periods.

The Group used the forfeiture rate of 0%, 0% and 7.7% respectively for the year ended 2008, 2009 and 2010.

As of December 31, 2008, 2009 and 2010, there was RMB 447,602, RMB 28,073 and RMB 25,316 of total unrecognized compensation cost related to non-vested share-based employees arrangements granted under the Plan, respectively. The cost is expected to be recognized over a remaining weighted-average period of 23 months.

The Company expects to issue new shares to satisfy share option exercises.

These options will become fully vested upon a change in control or on any date at the discretion of the plan administrator. The fair value of ordinary shares granted prior to IPO was determined retrospectively to the time at grant and at each reporting date. The fair value of option grant is estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions for options granted to employees and non-employees during the year ended December 31, 2008, 2009 and 2010 respectively:

	For the year	For the year	For the year
	ended	ended	ended
	December 31,	December 31,	December 31,
	2008	2009	2010
Average risk-free rate	1.99-3.82%	1.59%-3.03%	2.74%
Weighted average expected option life	5.75-6.33 years	6.33 years	6 years
Volatility rate	55-75%	75%	70%
Dividend	—	—	—

(1)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)
The average expected option life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

(3)	The Company has no history or expectation of paying dividends on its ordinary shares.

(4)	The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.
The following table summarizes information with respect to share options outstanding on December 31, 2010:

			Weighted
		Weighted	Average
		Average	Remaining	Intrinsic
		Exercise	Contractual Life	Value (US$,
	Shares	Price (US$)	(Year)	in thousands)
Outstanding at December 31, 2008	9,550,000	8.7	9.26	(41,378)
Granted	1,013,000	3.11	—	—
Forfeited	(6,399,600)	10.18	—	—
Exercised	(1,036,400)	2.38	—	—

Outstanding at December 31, 2009	3,127,000	5.96	7.19	(800)
Granted	1,650,000	4.88	—	—
Forfeited	(560,000)	3.99	—	—
Exercised	(381,350)	3.20	—	—

Outstanding at December 31, 2010	3,835,650	6.05	8.28	3,337

Exercisable at December 31, 2010	734,200	9.45	7.11	(1,858)

The total intrinsic value of options exercised during the years ended December 31, 2008, 2009, and 2010 was $7,948, $2,016 and $1,166 respectively.
b)	Restricted share units (“RSU”)

RSUs are commitments made to issue ordinary shares at the time that each underlying RSU vests. The RSUs are not legally issued ordinary shares nor do they comprise outstanding ordinary shares and therefore, do not give their holders voting or dividend rights.

During 2010, the Company granted 1,100,000 restricted share units to certain employees, which vest over 3 to 4 years.

Upon vesting, the shares will be issued by the Company.
The following table summarizes information with respect to RSUs outstanding on December 31, 2010:

		Weighted Average
	Shares	Fair Value (US$)
Nonvested at December 31, 2008	15,000	12.41
Granted	2,242,000	5.00
Vested	(15,000)	12.41
Forfeited	—	—

Nonvested at December 31, 2009	2,242,000	5.00

Granted	1,100,000	5.19
Vested	(576,500)	4.66
Forfeited	(337,500)	4.66

Nonvested at December 31, 2010	2,428,000	4.90

For RSUs, the Company recognized a pre-tax charge of RMB 19,760, RMB 17,169 and RMB 43,226 (included in selling, general, and administrative expenses) for the years ended December 31, 2008, 2009 and 2010, respectively. Unrecognized compensation expense related to the RSUs for the years ended December 31, 2008, 2009 and 2010 were RMB 905, RMB 10,065 and RMB 38,778, respectively. The cost is expected to be recognized over a remaining weighted average period of 30 months. The fair value of shares vested during the year ended December 31, 2008, 2009 and 2010 was RMB 43,057, RMB 468 and RMB 23,022, respectively.

Some of the RSUs are classified as liabilities as of December 31, 2009, as these RSUs can be settled through a cash payment upon vesting at the Employee’s option and subject to applicable laws and regulations and the memorandum of association and articles of the Company. In 2010, the Company modified these cash-settled RSU awards and the RSUs were classified out of liabilities. As required by ASC718 the Company used the fair value at amendment date to calculate the share based compensation cost for the equity classified RSUs.